Supplement to the
Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Small Cap Fund, Fidelity® International Small Cap Opportunities Fund, Fidelity® International Value Fund, Fidelity® Japan Fund, Fidelity® Latin America Fund, Fidelity® Total Emerging Markets Fund, Fidelity® Total International Equity Fund and Fidelity® Worldwide Fund
Class A, Class T, Class C, Class I, and Class Z
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information replaces similar information found in the "Management Contracts" section.

Sub-Adviser - FMRC. On behalf of Fidelity® Canada Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Value Fund, Fidelity® Latin America Fund, and Fidelity® Total International Equity Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund. On behalf of Fidelity® International Small Cap Opportunities Fund, Fidelity® Total Emerging Markets Fund, and Fidelity® Worldwide Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. On behalf of Fidelity® China Region Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Small Cap Fund, and Fidelity® Japan Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for the fund. FMR, and not the fund, pays FMRC's fees.

The following information replaces similar information found in the "Management Contracts" section.

Currently, FMR UK has day-to-day responsibility for choosing investments for Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Europe Fund, and Fidelity® International Discovery Fund and certain types of investments for Fidelity® International Small Cap Opportunities Fund and Fidelity® Worldwide Fund. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® China Region Fund and certain types of investments for Fidelity® Total Emerging Markets Fund. Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity® International Small Cap Fund and Fidelity® Japan Fund.

The following information supplements similar information found in the "Management Contracts" section.

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of Fidelity® International Growth Fund and interim co-manager of Fidelity® Total International Equity Fund while the funds’ portfolio manager, Jed Weiss, is on a leave of absence from the firm. Effective June 15, 2017, Patrick Buchanan and Patrick Drouot have been named interim co-managers of Fidelity® International Small Cap Opportunities Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Due to the interim nature of their appointment to these funds, Mr. Montemaggiore will not receive compensation for his services to Fidelity® International Growth Fund and Fidelity® Total International Equity Fund, and Mr. Buchanan and Mr. Drouot will not receive compensation for their services to Fidelity® International Small Cap Opportunities Fund. As of June 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates.

The primary components of each portfolio manager’s bonus are based on the pre-tax investment performance of each portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Montemaggiore as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$26,442	none	$632
Assets Managed with Performance-Based Advisory Fees (in millions)	$24,933	none	none

* Includes Fidelity® International Growth Fund ($2,081 (in millions) assets managed with performance-based advisory fees) and Fidelity® Total International Equity Fund ($109 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® International Growth Fund beneficially owned by Mr. Montemaggiore was none. As of June 30, 2017, the dollar range of shares of Fidelity® Total International Equity Fund beneficially owned by Mr. Montemaggiore was none.

The following table provides information relating to other accounts managed by Mr. Buchanan as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,239	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,239	none	none

* Includes Fidelity® International Small Cap Opportunities Fund ($1,097 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® International Small Cap Opportunities Fund beneficially owned by Mr. Buchanan was none.

The following table provides information relating to other accounts managed by Mr. Drouot as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,198	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,198	none	none

* Includes Fidelity® International Small Cap Opportunities Fund ($1,097 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® International Small Cap Opportunities Fund beneficially owned by Mr. Drouot was none.

The following information supplements similar information found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Gill as of January 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$68	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Gill ($68 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of January 31, 2017, the dollar range of shares of Fidelity® Total Emerging Markets Fund beneficially owned by Mr. Gill was $100,001- $500,000.

ACOM10AB-17-03 1.893757.124	August 11, 2017

Supplement to the
Fidelity® Diversified International Fund, Fidelity® Global Equity Income Fund, Fidelity® International Capital Appreciation Fund, Fidelity® International Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Value Fund, Fidelity® Overseas Fund, Fidelity® Total International Equity Fund and Fidelity® Worldwide Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Management Contracts" section.

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of Fidelity® International Growth Fund and interim co-manager of Fidelity® Total International Equity Fund while the funds’ portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Due to the interim nature of his appointment to these funds, Mr. Montemaggiore will not receive compensation for his services to Fidelity® International Growth Fund and Fidelity® Total International Equity Fund. As of June 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Montemaggiore as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$26,442	none	$632
Assets Managed with Performance-Based Advisory Fees (in millions)	$24,933	none	none

* Includes Fidelity® International Growth Fund ($2,081 (in millions) assets managed with performance-based advisory fees), and assets of Fidelity® Total International Equity Fund managed by Mr. Montemaggiore ($109 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® International Growth Fund beneficially owned by Mr. Montemaggiore was none. As of June 30, 2017, the dollar range of shares of Fidelity® Total International Equity Fund beneficially owned by Mr. Montemaggiore was none.

IBDB-17-01 1.467695.138	August 11, 2017

Supplement to the
Fidelity® Flex International Fund
February 17, 2017
STATEMENT OF ADDITIONAL INFORMATION

Vincent Montemaggiore has replaced Jed Weiss as co-manager of the fund.

The following information supplements similar information found in the "Management Contract" section.

Effective June 15, 2017, Vincent Montemaggiore has been named interim co-manager of Fidelity Flex℠ International Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Due to the interim nature of his appointment to this fund, Mr. Montemaggiore will not receive compensation for his services to Fidelity Flex℠ International Fund. As of June 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Montemaggiore as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$26,442	none	$632
Assets Managed with Performance-Based Advisory Fees (in millions)	$24,933	none	none

* Includes Fidelity Flex℠ International Fund ($6 (in millions) assets managed).

As of June 30, 2017, the dollar range of shares of Fidelity Flex℠ International Fund beneficially owned by Mr. Montemaggiore was none.

ZNLB-17-01 1.9885238.100	August 11, 2017

Supplement to the
Fidelity® International Small Cap Fund and Fidelity® International Small Cap Opportunities Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contracts" section.

Sub-Adviser - FMRC. On behalf of Fidelity® International Small Cap Opportunities Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. On behalf of Fidelity® International Small Cap Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for the fund. FMR, and not the funds, pays FMRC’s fees.

The following information replaces similar information found in the "Management Contracts" section.

Currently, FMR UK has day-to-day responsibility for choosing certain types of investments for Fidelity® International Small Cap Opportunities Fund. Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity® International Small Cap Fund.

The following information supplements similar information found in the "Management Contracts" section.

Effective June 15, 2017, Patrick Buchanan and Patrick Drouot have been named interim co-managers of Fidelity® International Small Cap Opportunities Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Due to the interim nature of their appointment to this fund, Mr. Buchanan and Mr. Drouot will not receive compensation for their services to Fidelity® International Small Cap Opportunities Fund. As of June 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on the pre-tax investment performance of each portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Buchanan as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,239	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,239	none	none

* Includes Fidelity® International Small Cap Opportunities Fund ($1,097 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® International Small Cap Opportunities Fund beneficially owned by Mr. Buchanan was none.

The following table provides information relating to other accounts managed by Mr. Drouot as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,198	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,198	none	none

* Includes Fidelity® International Small Cap Opportunities Fund ($1,097 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® International Small Cap Opportunities Fund beneficially owned by Mr. Drouot was none.

ISCB-17-01 1.782429.116	August 11, 2017

Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
Class F
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contracts" section.

Management-Related Expenses. Under the terms of each fund's management contract, FMR or an affiliate is responsible for payment of all expenses involved in the operation of the fund, including all expenses allocable at the fund level, except the following: (i) transfer agent fees, Rule 12b-1 fees and other expenses allocable at the class level; (ii) interest and taxes; (iii) brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments; (iv) fees and expenses of the trust’s Trustees other than those who are “interested persons” of the trust or of FMR; (v) custodian fees and expenses; (vi) expenses of printing and mailing proxy materials to shareholders of the fund; (vii) all other expenses incidental to holding meetings of the fund’s shareholders, including proxy solicitations therefor; and (viii) such non-recurring and/or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the fund is a party and the legal obligation which the fund may have to indemnify the trust’s trustees and officers with respect thereto.

The following information replaces similar information found in the "Management Contracts" section under the "Management Fees" heading.

Effective June 1, 2017, each fund does not pay a management fee to FMR for the services rendered.

The following information replaces similar information found in the "Management Contracts" section.

Sub-Adviser - FMRC. On behalf of Fidelity® Series International Growth Fund and Fidelity® Series International Value Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund. On behalf of Fidelity® Series Emerging Markets Fund and Fidelity® Series International Small Cap Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. FMR, and not the fund, pays FMRC's fees.

The following information replaces similar information found in the "Management Contracts" section.

Currently, FMR UK and FMR Japan have day-to-day responsibility for choosing certain types of investments for Fidelity® Series International Small Cap Fund. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity® Series Emerging Markets Fund.

The following information supplements similar information found in the "Management Contracts" section.

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of Fidelity® Series International Growth Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Due to the interim nature of his appointment to this fund, Mr. Montemaggiore will not receive compensation for his services to Fidelity® Series International Growth Fund. As of June 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s)and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s compensation is linked to the pre-tax performance of a fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Montemaggiore as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$26,442	none	$632
Assets Managed with Performance-Based Advisory Fees (in millions)	$24,933	none	none

* Includes Fidelity® Series International Growth Fund ($14,988 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Series International Growth Fund beneficially owned by Mr. Montemaggiore was none.

Effective June 15, 2017, Patrick Buchanan, Patrick Drouot, Elad Lachovitzki, and Benjamin Piggott have been named interim co-managers of Fidelity® Series International Small Cap Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Mr. Buchanan, Mr. Drouot, Mr. Lachovitzki, and Mr. Piggott are research analysts and interim co-managers of Fidelity® Series International Small Cap Fund and each receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2017, the portfolio manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager’s bonus relates to his performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst’s designated team. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of each portfolio manager’s bonus that is linked to the investment performance of Fidelity® Series International Small Cap Fund is based on the pre-tax investment performance of the fund measured against the MSCI EAFE Small Cap Index (net MA tax), and fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Lipper℠ International Small Cap Funds. Another component of each portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager / Benchmark Index(es)

Patrick Buchanan / MSCI EAFE Small Cap Financials & Information Technology Index

Patrick Drouot / MSCI EAFE Small Cap Industrials & Telecommunications Index

Elad Lachovitzki / MSCI EAFE Small Cap Health Care Index

Benjamin Piggot / MSCI EAFE Small Cap Energy, Materials, & Utilities Index

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay and bonus opportunity tend to increase with the portfolio manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that the portfolio manager’s responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Buchanan as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,239	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,239	none	none

* Includes assets of Fidelity® Series International Small Cap Fund ($142 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Series International Small Cap Fund beneficially owned by Mr. Buchanan was none.

The following table provides information relating to other accounts managed by Mr. Drouot as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,198	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,198	none	none

* Includes assets of Fidelity® Series International Small Cap Fund ($101 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Series International Small Cap Fund beneficially owned by Mr. Drouot was none.

The following table provides information relating to other accounts managed by Mr. Lachovitzki as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$30	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$30	none	none

* Includes assets of Fidelity® Series International Small Cap Fund ($30 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Series International Small Cap Fund beneficially owned by Mr. Lachovitzki was none.

The following table provides information relating to other accounts managed by Mr. Piggott as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$56	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$56	none	none

* Includes assets of Fidelity® Series International Small Cap Fund ($56 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Series International Small Cap Fund beneficially owned by Mr. Piggott was none.

The following information replaces similar information found in the "Transfer and Service Agent Agreements" section.

For providing transfer agency services, FIIOC receives no fees from a fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services and securities lending administration services, FSC receives no fees from a fund. FMR is responsible for paying all pricing and bookkeeping and securities lending administration services costs of a fund.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its management contract with a fund.

GSV-FB-17-02 1.918663.107	August 11, 2017

Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contracts" section.

Management-Related Expenses. Under the terms of the fund's management contract, FMR or an affiliate is responsible for payment of all expenses involved in the operation of the fund, including all expenses allocable at the fund level, except the following: (i) transfer agent fees, Rule 12b-1 fees and other expenses allocable at the class level; (ii) interest and taxes; (iii) brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments; (iv) fees and expenses of the trust’s Trustees other than those who are “interested persons” of the trust or of FMR; (v) custodian fees and expenses; (vi) expenses of printing and mailing proxy materials to shareholders of the fund; (vii) all other expenses incidental to holding meetings of the fund’s shareholders, including proxy solicitations therefor; and (viii) such non-recurring and/or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the fund is a party and the legal obligation which the fund may have to indemnify the trust’s trustees and officers with respect thereto.

The following information replaces similar information found in the "Management Contracts" section under the "Management Fees" heading.

Effective June 1, 2017, the fund does not pay a management fee to FMR for the services rendered.

The following information replaces similar information found in the "Management Contracts" section.

Sub-Adviser - FMRC. On behalf of Fidelity® Series International Growth Fund and Fidelity® Series International Value Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund. On behalf of Fidelity® Series Emerging Markets Fund and Fidelity® Series International Small Cap Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. FMR, and not the fund, pays FMRC's fees.

The following information replaces similar information found in the "Management Contracts" section.

Currently, FMR UK and FMR Japan have day-to-day responsibility for choosing certain types of investments for Fidelity® Series International Small Cap Fund. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity® Series Emerging Markets Fund.

The following information supplements similar information found in the "Management Contracts" section.

Effective June 15, 2017, Vincent Montemaggiore has been named interim portfolio manager of Fidelity® Series International Growth Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Due to the interim nature of his appointment to this fund, Mr. Montemaggiore will not receive compensation for his services to Fidelity® Series International Growth Fund. As of June 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s)and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s compensation is linked to the pre-tax performance of a fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Montemaggiore as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$26,442	none	$632
Assets Managed with Performance-Based Advisory Fees (in millions)	$24,933	none	none

* Includes Fidelity® Series International Growth Fund ($14,988 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Series International Growth Fund beneficially owned by Mr. Montemaggiore was none.

Effective June 15, 2017, Patrick Buchanan, Patrick Drouot, Elad Lachovitzki, and Benjamin Piggott have been named interim co-managers of Fidelity® Series International Small Cap Fund while the fund’s portfolio manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Mr. Buchanan, Mr. Drouot, Mr. Lachovitzki, and Mr. Piggott are research analysts and interim co-managers of Fidelity® Series International Small Cap Fund and each receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2017, the portfolio manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager’s bonus relates to his performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst’s designated team. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of each portfolio manager’s bonus that is linked to the investment performance of Fidelity® Series International Small Cap Fund is based on the pre-tax investment performance of the fund measured against the MSCI EAFE Small Cap Index (net MA tax), and fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Lipper℠ International Small Cap Funds. Another component of each portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager / Benchmark Index(es)

Patrick Buchanan / MSCI EAFE Small Cap Financials & Information Technology Index

Patrick Drouot / MSCI EAFE Small Cap Industrials & Telecommunications Index

Elad Lachovitzki / MSCI EAFE Small Cap Health Care Index

Benjamin Piggot / MSCI EAFE Small Cap Energy, Materials, & Utilities Index

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay and bonus opportunity tend to increase with the portfolio manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that the portfolio manager’s responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Buchanan as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,239	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,239	none	none

* Includes assets of Fidelity® Series International Small Cap Fund ($142 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Series International Small Cap Fund beneficially owned by Mr. Buchanan was none.

The following table provides information relating to other accounts managed by Mr. Drouot as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,198	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,198	none	none

* Includes assets of Fidelity® Series International Small Cap Fund ($101 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Series International Small Cap Fund beneficially owned by Mr. Drouot was none.

The following table provides information relating to other accounts managed by Mr. Lachovitzki as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$30	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$30	none	none

* Includes assets of Fidelity® Series International Small Cap Fund ($30 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Series International Small Cap Fund beneficially owned by Mr. Lachovitzki was none.

The following table provides information relating to other accounts managed by Mr. Piggott as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$56	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$56	none	none

* Includes assets of Fidelity® Series International Small Cap Fund ($56 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Series International Small Cap Fund beneficially owned by Mr. Piggott was none.

The following information replaces similar information found in the "Transfer and Service Agent Agreements" section.

For providing transfer agency services, FIIOC receives no fees from the fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services and securities lending administration services, FSC receives no fee from the fund. FMR is responsible for paying all pricing and bookkeeping and securities lending administration services costs of the fund.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its management contract with the fund.

GSV-SB-17-02 1.918664.107	August 11, 2017

Supplement to the
Fidelity® Total International Equity Fund
Class Z
January 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Vincent Montemaggiore has replaced Jed Weiss as co-manager of the fund.

The following information supplements similar information found in the "Management Contract" section.

Effective June 15, 2017, Vincent Montemaggiore has been named interim co-manager of Fidelity® Total International Equity Fund while the fund’s co-manager, Jed Weiss, is on a leave of absence from the firm. Mr. Weiss is expected to return in the fourth quarter of 2017. Due to the interim nature of his appointment to this fund, Mr. Montemaggiore will not receive compensation for his services to Fidelity® Total International Equity Fund. As of July 31, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Montemaggiore as of June 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$26,442	none	$632
Assets Managed with Performance-Based Advisory Fees (in millions)	$24,933	none	none

* Includes assets of Fidelity® Total International Equity Fund managed by Mr. Montemaggiore ($109 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2017, the dollar range of shares of Fidelity® Total International Equity Fund beneficially owned by Mr. Montemaggiore was none.

ATIEZB-17-01 1.9885235.100	August 11, 2017